Costs and Estimated Earnings - Summary of Cost and Estimated Earnings Long Term Contracts (Details) (Sun & Sun Industries Inc [Member], USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Sun & Sun Industries Inc [Member]
Cost and estimated earnings in excess of billings	$ 493,972	$ 181,116	$ 228,585
Billings in excess of costs and estimated earnings	(62,828)	(434,604)	(114,317)
Net underbilled position	$ 431,144	$ (253,488)	$ 114,268